Share-Based Compensation - Additional Information (Detail)					1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 25, 2014	Jun. 09, 2014	Dec. 28, 2012 $ / shares	Apr. 05, 2012 Incentive_Plan shares	Sep. 30, 2012 shares	Sep. 30, 2013	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 Installment $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | $							$ 49,000,000	$ 49,000,000	$ 39,000,000
Tax benefit relating to share-based compensation expense | $							3,000,000	$ 4,000,000	8,000,000
Unrecognized share-based compensation expense | $							$ 76,000,000
Unrecognized share-based compensation costs weighted-average period							2 years 1 month 6 days
Shares authorizes							25,000,000
Common shares authorized period							5 years
Dividend per share paid by subsidiary's to minority share holder | $ / shares			$ 10
Additional compensation expense | $									$ 0
Number of long term incentive plan | Incentive_Plan				2
Conversion basis							On the Effective Date, the unvested equity awards under the former Fiat Industrial Plan became convertible for common shares of CNH Industrial N.V. on a one-for-one basis.
CNH Global N.V. [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share exchange ratio with new entity						3.828	3.828
Performance Shares, Converted to RSU							3,000,000
CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares authorized period							5 years
Number of outstanding options							8,769,918	10,861,553
Expected Dividend yield										0.00%
Weighted average exercise price of outstanding options | $ / shares							$ 9.21	$ 9.03
CNH DCP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding options							30,000
CNH DCP [Member] | CNH Industrial [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share exchange ratio with new entity							3.828
CNH DCP [Member] | Annual Retainer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee | $							$ 125,000
CNH DCP [Member] | Audit Committee Membership [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee | $							25,000
CNH DCP [Member] | Audit Committee Chair [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee | $							35,000
CNH DCP [Member] | Governance [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee | $							20,000
CNH DCP [Member] | Governance And Sustainability Committee Chair [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee | $							$ 25,000
CNH Industrial DCP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Lock in Period for sale of common shares							6 months
Stock options terminate after grant date							10 years
Stock option termination date after individual ceases to director							6 months
Common shares available for issuance							200,000
Common shares issued							50,000
Share based compensation, exercise price | $ / shares							$ 9.42
Share based compensation, weighted average fair value | $ / shares							$ 2.87
Fiat Industrial, Performance LTI [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of unvested shares				1,000,000				1,000,000
Fiat Industrial, Retention LTI [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				3 years
Number of unvested shares				1,100,000				366,666
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted							1,000,000	12,000,000
Share-based award period							five-year period from January 1, 2014 to December 31, 2018
Share-based award, performance goal description							The performance goals include a performance condition as well as a market condition, with each weighted at 50% and paying out independently of the other.
Percentage of grants to be vested in February 2017								33.00%
Cumulative percentage of grants to be vested in February 2018								67.00%
Cumulative percentage of grants to be vested in February 2019								100.00%
Fair value of stock awarded | $ / shares							$ 9.33	$ 9.48
Expected weighted average grant date							5 years
Expected Dividend yield	2.70%	2.60%
Performance Shares [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted							0	0	0	500,000
Fair value of stock awarded | $ / shares										$ 10.62
Number of unvested shares								0
Performance Shares [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout scale								0.00%
Performance Shares [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout scale								150.00%
Market Condition Award [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of stock options awarded | $ / shares							$ 7.95	$ 8.19
Percentage of awards issued on grant dates							90.00%
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted							2,000,000	1,000,000
Fair value of stock awarded | $ / shares							$ 8.60	$ 9.21
Vesting period							3 years	3 years
Restricted Stock Units [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted							0	0	0	700,000
Fair value of stock awarded | $ / shares										$ 11.40
Vesting period										3 years
Number of unvested shares								3,191,444
Number of installments | Installment										3
Stock Option Plan [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of stock options awarded | $ / shares										$ 3.60
Original contract term of option							5 years
Shares issued during period							0	0	0
Expected Dividend yield										0.00%
Stock Option Plan [Member] | CNH EIP [Member] | Target Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares issued					2,700,000
Stock Option Plan [Member] | CNH EIP [Member] | Actual Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares issued										4,000,000
Stock Option Plan [Member] | Minimum [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Original contract term of option							65 months
Stock Option Plan [Member] | Maximum [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Original contract term of option							70 months
CNH Global Stock Options Outstanding Pre-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding options										4,600,000
Weighted average exercise price of outstanding options | $ / shares										$ 40.45
CNH Global Stock Options Outstanding Post-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding options										5,600,000
Weighted average exercise price of outstanding options | $ / shares										$ 33.34
CNH Global Performance Shares Pre-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of unvested shares										1,900,000
CNH Global Performance Shares Post-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of unvested shares										2,300,000
CNH Global Restricted Shares Pre-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of unvested shares										450,000
CNH Global Restricted Shares Post-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of unvested shares										550,000
Executive Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorizes							7,000,000
Board of Directors Chairman [Member] | Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted								3,000,000
Fair value of stock awarded | $ / shares								$ 10.41
Board of Directors Chairman [Member] | Restricted Stock Units [Member] | Share-based Compensation Award, Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit vested								750,000
Board of Directors Chairman [Member] | Restricted Stock Units [Member] | Share-based Compensation Award, Tranche Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit vested							750,000